Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Condensed Interim Consolidated Statements Of Loss And Comprehensive Loss Unaudited Abstract
Diluted loss per common share attributable to Versus Systems Inc.	$ (0.13)	$ (1.79)	$ (0.46)	$ (5.87)